Supplement Dated March 2, 2026
To The Prospectuses Dated April 28, 2025 For

ELITE ACCESS II®, JACKSON ADVANTAGE®, JACKSON RETIREMENT INVESTMENT ANNUITY®,
PERSPECTIVE II®, PERSPECTIVE ADVISORY II®, RETIREMENT LATITUDES®, PERSPECTIVE ADVISORS IISM, ELITE ACCESS®, ELITE ACCESS BROKERAGE EDITION®, JACKSON PRIVATE WEALTH®,
PERSPECTIVE L SERIESSM, FIFTH THIRD PERSPECTIVE, and PERSPECTIVE REWARDS®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY, and
PERSPECTIVE FIXED AND VARIABLE ANNUITY®, and DEFINED STRATEGIES VARIABLE ANNUITY®

To The Initial Summary Prospectuses Dated April 28, 2025 For

ELITE ACCESS II® and JACKSON RETIREMENT INVESTMENT ANNUITY®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES

To The Initial Summary Prospectuses Dated July 21, 2025 For

JACKSON ADVANTAGE®, PERSPECTIVE II®, PERSPECTIVE ADVISORY II®, and RETIREMENT LATITUDES®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

To The Updating Summary Prospectuses Dated April 28, 2025 For

ELITE ACCESS II®, JACKSON ADVANTAGE®, JACKSON RETIREMENT INVESTMENT ANNUITY®,
PERSPECTIVE II®, PERSPECTIVE ADVISORY II®, RETIREMENT LATITUDES®, PERSPECTIVE ADVISORS IISM, ELITE ACCESS®, ELITE ACCESS BROKERAGE EDITION®, JACKSON PRIVATE WEALTH®,
PERSPECTIVE L SERIESSM, FIFTH THIRD PERSPECTIVE, and PERSPECTIVE REWARDS®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY,
PERSPECTIVE FIXED AND VARIABLE ANNUITY®, and DEFINED STRATEGIES VARIABLE ANNUITY®

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

To The Notice Documents Dated April 28, 2025 For

PERSPECTIVE ADVISORS IISM, PERSPECTIVE L SERIESSM, PERSPECTIVE II®, and PERSPECTIVE ADVISORY® FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and ELITE ACCESS ADVISORY®
FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY, and PERSPECTIVE FOCUS
FIXED AND VARIABLE ANNUITY®, and CURIANGARDSM SIMPLIFIED RETIREMENT ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY®

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account III

PERSPECTIVE INVESTOR® INDIVIDUAL FLEXIBLE PREMIUM ADJUSTABLE
VARIABLE LIFE INSURANCE POLICY, and ULTIMATE INVESTOR® VUL and JACKSON ADVISORSM VUL
INDIVIDUAL FLEXIBLE PREMIUM ADJUSTABLE VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account IV

PERSPECTIVE ADVANTAGE FIXED AND VARIABLE ANNUITY®

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account V

To The Prospectuses Dated April 28, 2025 For

JACKSON MARKET LINK PRO®, JACKSON MARKET LINK PRO® ADVISORY,
JACKSON MARKET LINK PRO® II, JACKSON MARKET LINK PRO® ADVISORY II,
JACKSON MARKET LINK PRO III®, and JACKSON MARKET LINK PRO® ADVISORY III
SINGLE PREMIUM DEFERRED INDEX-LINKED ANNUITIES

To The Initial Summary Prospectuses Dated April 28, 2025 For

JACKSON MARKET LINK PRO® II, JACKSON MARKET LINK PRO® ADVISORY II,
JACKSON MARKET LINK PRO III®, AND JACKSON MARKET LINK PRO® ADVISORY III
SINGLE PREMIUM DEFERRED INDEX-LINKED ANNUITIES

To The Updating Summary Prospectuses Dated April 28, 2025 For

JACKSON MARKET LINK PRO®, JACKSON MARKET LINK PRO® ADVISORY,
JACKSON MARKET LINK PRO® II, JACKSON MARKET LINK PRO® ADVISORY II
SINGLE PREMIUM DEFERRED INDEX-LINKED ANNUITIES

Issued by
Jackson National Life Insurance Company®

Effective March 2, 2026, the current charges for expedited delivery applicable to your Contract have increased as disclosed in this supplement. We pass the current charges for requested expedited delivery services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. Effective March 2, 2026, the new fees for these services are as follows:

•Between Monday and Friday, the current Expedited Delivery Charge is $23.
•On Saturday, the current Expedited Delivery Charge is $38.

______________________________
(To be used with JMV23537 04/25, JMV21086 04/25, JMV23538 04/25, JMV25288 04/25, JMV21451 04/25, JMV18691 04/25, JMV21452 04/25, VC5869 04/25, JMV8037 04/25, JMV8037BE 04/25, JMV18692 04/25, JMV7697 04/25, VC5890 04/25, VC4224 04/25, FVC4224FT 04/25, JMV8798 04/25, JMV9476 04/25, JMV9476WF 04/25, JMV16966 04/25, VC3656 04/25, VC3652 04/25, VC5995 04/25, JMV2731 04/25, JMV23537ISP 04/25, JMV21086ISP 07/25, JMV23538ISP 07/25, JMV25288ISP 04/25, JMV21451ISP 07/25, JMV18691ISP 07/25, JMV21452ISP 07/25, JMV23537USP 04/25, JMV21086USP 04/25, JMV23538USP 04/25, JMV25288USP 04/25, JMV21451USP 04/25, JMV18691USP 04/25, JMV21452USP 04/25, VC5869USP 04/25, JMV8037USP 04/25, JMV8037BEUSP 04/25, JMV18692USP 04/25, JMV7697USP 04/25, VC5890USP 04/25, VC4224USP 04/25, FVC4224FTUSP 04/25, JMV8798USP 04/25, JMV9476USP 04/25, JMV9476WFUSP 04/25, JMV16966USP 04/25, VC3656USP 04/25, VC5995USP 04/25, JMV2731USP 04/25, VC3652USP 04/25, JMV7698GWND 04/25, JMV17955GWND 04/25, VC5526GWND 04/25, VC5890MLGWND 04/25, JMV9476MLGWND 04/25, JMV5763MLGWND 04/25, JMV5763WFGWND 04/25, VC5825GWND 04/25, VC5884GWND 04/25, VC5885GWND 04/25, JMV17183GWND 04/25, VC3723GWND 04/25, VC3657GWND 04/25, VC6016GWND 04/25, JMR24800 04/25, JMR24801 04/25, RPR00001 04/25, RPR00002 04/25, RPR00009 04/25, RPR00010 04/25, RPR00001ISP 04/25, RPR00002ISP 04/25, RPR00009ISP 04/25, RPR00010ISP 04/25, JMR24800USP 04/25, JMR24801USP 04/25, RPR00001USP 04/25, and RPR00002USP 04/25)

RPS00137 03/26